Consolidated Statements of Cash Flows € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flows from operating activities
Net profit (loss)		€ 67,259	€ (101,221)	€ (65,144)
Attributable to non-controlling interests		0	0	0
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets		2,742	3,559	3,263
+ Impairment and provision for litigation		(1,996)	3,015	357
+ Expenses related to share-based compensation		470	1,236	1,657
- Gain on disposal of property, plant and equipment		420	80	(19)
+ Net finance expenses (revenue)		4,663	10,335	11,437
+ Income tax expense (benefit)		2,215	(428)	(576)
+ Other non-cash items	[1]	(35,538)	(1,818)	1,702
Operating cash flows before change in working capital		40,235	(85,242)	(47,324)
Change in:
Decrease (increase) in trade receivables and other assets		4,344	318	(1,640)
(Decrease) increase in trade payables and other liabilities		55,335	(11,447)	1,284
Change in working capital		59,680	(11,129)	(356)
Income tax paid		0	0	0
Net cash flows provided by (used in) in operating activities		99,915	(96,371)	(47,680)
Cash flows from investment activities
- Acquisition of property, plant and equipment		(537)	(900)	(2,030)
+ Proceeds from disposal of / reimbursement of property, plant and equipment		309	0	2,517
- Acquisition of financial instruments		(3,148)	(66)	(160)
Net cash flows provided by (used in ) investment activities		(3,377)	(966)	327
Cash flows from financing activities
+ Proceeds from issue of share capital (net)		27,972	7	126,486
+ Proceeds from subscription / exercise of share warrants		0	0	43
+ Proceeds from new loans and borrowings net of issue costs		15,270	0	0
- Repayments of loans and borrowings		(48,436)	207	(6)
- Payments on lease debts		(1,887)	(2,150)	(1,877)
- Financial interests paid (including finance lease)		(2,109)	(7,762)	(7,785)
+ Financial interests received		274	1,442	0
Net cash flows provided by (used in ) financing activities		(8,916)	(8,256)	116,860
Increase (decrease) in cash and cash equivalents		87,622	(105,593)	69,508
Cash and cash equivalents at the beginning of the period		171,029	276,748	207,240
Effects of exchange rate changes on cash		105	(126)	0
Cash and cash equivalents at the end of the period		€ 258,756	€ 171,029	€ 276,748

[1]	In the above table, the amount of "Other non-cash items" includes the bonus generated by the partial OCEANE buyback following the renegotiation completed in January 2021 for the amount of €35,578 in 2021.